Goodwill and Intangible Assets - Goodwill balance by business segment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill Information
Goodwill recorded from acquisitions		$ 0	$ 0
Net impact of adjustments			(34,000,000)
Goodwill
Balance at the beginning of the period		13,802,000,000	13,444,000,000
Acquisition activity			(34,000,000)
Divestiture activity			(29,000,000)
Translation and other		(316,000,000)	421,000,000
Balance at the end of the period	$ 13,486,000,000	13,486,000,000	13,802,000,000	$ 13,444,000,000
Goodwill impairment	0		0	0
Safety and Industrial
Goodwill Information
Net impact of adjustments			0
Goodwill
Balance at the beginning of the period		4,687,000,000	4,621,000,000
Acquisition activity			0
Divestiture activity			0
Translation and other		(65,000,000)	66,000,000
Balance at the end of the period	4,622,000,000	4,622,000,000	4,687,000,000	4,621,000,000
Transportation and Electronics
Goodwill Information
Net impact of adjustments			0
Goodwill
Balance at the beginning of the period		1,858,000,000	1,830,000,000
Acquisition activity			0
Divestiture activity			(10,000,000)
Translation and other		(33,000,000)	38,000,000
Balance at the end of the period	1,825,000,000	1,825,000,000	1,858,000,000	1,830,000,000
Health Care
Goodwill Information
Net impact of adjustments			(34,000,000)
Goodwill
Balance at the beginning of the period		6,992,000,000	6,739,000,000
Acquisition activity			(34,000,000)
Divestiture activity			(19,000,000)
Translation and other		(206,000,000)	306,000,000
Balance at the end of the period	6,786,000,000	6,786,000,000	6,992,000,000	6,739,000,000
Consumer
Goodwill Information
Net impact of adjustments			0
Goodwill
Balance at the beginning of the period		265,000,000	254,000,000
Acquisition activity			0
Divestiture activity			0
Translation and other		(12,000,000)	11,000,000
Balance at the end of the period	$ 253,000,000	$ 253,000,000	$ 265,000,000	$ 254,000,000